Summary of Significant Policies (Details) - Schedule of residual value rate and useful life of property and equipment	9 Months Ended
Sep. 30, 2021
Electronic equipment [Member]
Summary of Significant Policies (Details) - Schedule of residual value rate and useful life of property and equipment [Line Items]
Residual value rate	5.00%
Useful life	3 years
Office equipment [Member]
Summary of Significant Policies (Details) - Schedule of residual value rate and useful life of property and equipment [Line Items]
Residual value rate	5.00%
Useful life	5 years